PROVISIONS, CONTINGENCIES AND COMMITMENTS - Summary PPA Renewable Energy (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) contract	Dec. 31, 2023 USD ($)
Disclosure of other provisions [line items]
Commitments related to purchases of raw materials and energy	$ 10,082	$ 11,346
Ventos de Santo Antônio Comercializadora de Energia S.A. ("VdSA") and ArecelorMittal Brasil S.A
Disclosure of other provisions [line items]
Average contract duration (in years)	20 years
Potential purchase commitment	$ 1,500
Brazil
Disclosure of other provisions [line items]
Number of contracts | contract	12
Average contract duration (in years)	8 years 8 months 1 day
Commitments related to purchases of raw materials and energy	$ 1,309
Europe
Disclosure of other provisions [line items]
Number of contracts | contract	3
Average contract duration (in years)	6 years
Commitments related to purchases of raw materials and energy	$ 67